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invesco.com/ETFs
December 20, 2019
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
RE:	Invesco Exchange-Traded Fund Trust II
1933 Act Registration No. 333-138490
1940 Act Registration No. 811-21977
CIK No. 0001378872
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of Invesco Exchange-Traded Fund Trust II (the “Trust”) that the Prospectuses and the Statement of Additional Information that would have been filed under Rule 497(c) of the 1933 Act do not differ from the documents in Post-Effective Amendment No. 734 to the Trust’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 734 is the most recent Amendment to the Trust’s Registration Statement which was filed electronically with the Securities and Exchange Commission on December 19, 2019.
Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (630) 684-6929.
Very truly yours,
/s/ Abigail M. Murray
Abigail M. Murray
Senior Counsel
Invesco Capital Management LLC